OTHER CURRENT ASSETS (Tables)	12 Months Ended
Oct. 31, 2024
OTHER CURRENT ASSETS
Summary of other current assets

	October 31, 2024	October 31, 2023
Recoverable VAT	$20,051	$38,641
Prepaid expenses	53,696	—
Security deposit	—	17,716
Deferred tax assets	9,852	16,546
Interest receivable – related party	2,503	—
Other	48	34,605
Total	$86,150	$107,508